Trading securities and financial assets measured at fair value through income statement (FVIS)	12 Months Ended
Sep. 30, 2025
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities and financial assets measured at fair value through income statement (FVIS)

Other financial instrument disclosures

Note 16.	Trading securities and financial assets measured at fair value through income statement (FVIS)

Accounting policy

Trading securities

Trading securities include portfolios of actively traded debt and equity instruments, pledged instruments and instruments acquired for sale in the near term, including those backed by government and semi-government securities. The instruments are measured at fair value.

As part of its trading activities, Westpac also lends and borrows securities on a collateralised basis. Securities lent remain on Westpac’s balance sheet and securities borrowed are not reflected on Westpac’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a portfolio that is measured at fair value.

Other financial assets measured at FVIS

Other financial assets measured at FVIS include:

●
Non-trading portfolio securities measured at fair value where this eliminates or significantly reduces an accounting mismatch, or they are part of a group of instruments that are managed on a fair value basis;
●
Non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
●
Non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Fair value gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Trading securities
Government and semi-government securities	10,429	24,532	10,429	23,225
Other debt securities	4,124	5,958	4,124	5,089
Other	376	285	376	282
Total trading securities	14,929	30,775	14,929	28,596
Reverse repurchase agreements	28,304	17,990	28,304	17,990
Other financial assets measured at FVIS
Government and semi-government securities	11,681	-	10,250	-
Other debt securities	927	461	143	428
Equity securities	-	2	-	-
Total other financial assets measured at FVIS	12,608	463	10,393	428
Total trading securities and financial assets measured at FVIS	55,841	49,228	53,626	47,014